UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

Terra
Vitæ
MARE AUSTRALE

Bishop Street Funds

Semi-Annual Report

June 30, 2015

Strategic Growth Fund

Dividend Value Fund

High Grade Income Fund

Hawaii Municipal Bond Fund

Investment Adviser

Bishop Street
Capital Management

BISHOP
STREET
FUNDS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, by calling 1-800-262-9565 or by visiting the Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, by calling 1-800-262-9565 or by visiting the Funds’ website at http://www.bishopstreetfunds.com or the website of the Securities and Exchange Commission.

BISHOP STREET

TABLE OF CONTENTS

FUNDS

BISHOP STREET

LETTER TO SHAREHOLDERS

FUNDS

Dear Shareholder:

Financial markets lacked direction in the first half of 2015 as international headlines and questions regarding domestic interest rate policy resulted in increased investor uncertainty. Broad U.S. equity markets realized modest gains with the S&P 500 Index gaining 1.23%. Small cap stocks were the best performers domestically as the Russell 2000 Index returned 4.75%. The Barclays U.S. Aggregate Bond Index declined -0.10% in the first half of the year driven by rising interest rates in anticipation of Federal Reserve moves later this year. As a result, ten-year U.S. Treasury bond yields stood at 2.35% versus 2.17% at the beginning of the year.

U.S. Economic Backdrop

Domestic economic data continues to point to moderate improvements throughout. Similar to last year, U.S. GDP growth was weak in the first quarter (+0.6%) followed by a rebound in the second quarter to +2.3%. Employment continued to improve with payroll increases averaging 208,000 per month along with a decline in the unemployment rate to 5.3%. Inflation remained muted with most major measures showing stable inflation below 2%. One headwind for the economy has been the strength of the dollar, which has hurt manufacturing and exports.

Going Forward

Double digit U.S. equity market returns in each of the last five years have left equity valuations at full value and it is likely that future equity returns will be tied to underlying economic strength and corporate earnings growth. As widely anticipated, we expect the Federal Reserve to begin raising interest rates later this year while keeping the pace of those increases moderate and tied to relevant economic data. While rate increases can have a negative effect on the bond prices, we believe that the gradual pace of increases will allow tactically managed fixed income portfolios to generate positive returns over time.

Portfolio Diversification

International developments in Greece and China as well as interest rate changes in the U.S. will continue to dominate headlines with a likely result to be an increase in

Bishop Street Funds

volatility in both global equity and fixed income markets. As market volatility increases, we believe the benefits of a diversified portfolio will increase as well with equity investments providing needed exposure to growth and fixed income investments providing income and principal stability. We hope you agree that the Bishop Street Funds continue to offer attractive investment options for your portfolio. Thank you for your continued interest and confidence in the Bishop Street Funds.

Sincerely,

Michael K. Hirai, CFA, CPA

President and Chief Investment Officer

Bishop Street Capital Management

July 15, 2015

The performance data quoted represents past performance. Past performance does not guarantee future results. Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Investing involves risk including possible loss of principal. Diversification does not protect against market loss.

June 30, 2015	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Top Ten Equity Holdings (Unaudited)†

		Percentage of Investments

1.	Alexion Pharmaceuticals	4.5%

2.	Illumina	4.4%

3.	Monster Beverage	4.4%

4.	Bristol-Myers Squibb	4.3%

5.	Visa	4.1%

6.	Nike	4.0%

7.	Vertex Pharmaceuticals	4.0%

8.	Facebook	3.9%

9.	Amazon.com	3.7%

10.	Biogen	3.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Shares		Value (000)
COMMON STOCK† — 99.8%
Consumer Discretionary — 16.1%
3,767	Amazon.com*	$1,635
16,590	Nike Cl B	1,792
1,163	priceline.com*	1,339
4,099	Tesla Motors*	1,100
14,789	Tractor Supply	1,330

		7,196

Consumer Staples — 7.3%
12,330	CVS	1,293
14,620	Monster Beverage*	1,959

		3,252

Bishop Street Funds

Strategic Growth Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Energy — 4.4%
44,280	Cabot Oil & Gas	$1,396
14,428	FMC Technologies*	599

		1,995

Financials — 2.0%
3,980	Intercontinental Exchange	890

Health Care — 28.7%
11,197	Alexion Pharmaceuticals*	2,024
3,903	Biogen*	1,577
28,677	Bristol-Myers Squibb	1,908
13,150	Celgene*	1,522
8,980	Illumina*	1,961
4,203	Intercept Pharmaceuticals*	1,015
19,000	Novo Nordisk ADR	1,040
14,505	Vertex Pharmaceuticals*	1,791

		12,838

Industrials — 1.9%
4,368	Precision Castparts	873

Information Technology — 37.0%
11,810	Adobe Systems*	957
17,623	Alibaba Group Holding ADR*	1,450
7,795	Baidu ADR*	1,552
21,131	Cognizant Technology Solutions Cl A*	1,291
20,526	Facebook Cl A*	1,760
6,268	LinkedIn Cl A*	1,295
10,060	MercadoLibre	1,426
22,254	Mobileye NV*	1,183
15,750	ServiceNow*	1,170
21,196	Splunk*	1,476
27,422	Visa Cl A	1,841
13,682	VMware*	1,173

		16,574

Materials — 2.4%
9,990	Monsanto	1,065

TOTAL COMMON STOCK (Cost $37,882)		44,683

SHORT-TERM INVESTMENT (A) — 0.0%
4,195	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $5)	5

TOTAL INVESTMENTS (Cost $37,887) — 99.8%		$44,688

June 30, 2015	www.bishopstreetfunds.com

Strategic Growth Fund	(unaudited)

Schedule of Investments

(concluded)

Percentages are based on Net Assets of $44,756 (000).

*	Non-income producing security.

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

(A)	The rate shown is the 7-day effective yield as of June 30, 2015.

ADR — American Depositary Receipt

Cl — Class

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Dividend Value Fund	(unaudited)

Top Ten Equity Holdings (Unaudited)†

		Percentage of Investments

1.	Apple	3.5%

2.	Microsoft	3.4%

3.	JPMorgan Chase	3.0%

4.	Wells Fargo	2.8%

5.	Johnson & Johnson	2.7%

6.	Merck	2.5%

7.	Exxon Mobil	2.5%

8.	Comcast Cl A	2.3%

9.	Pfizer	2.2%

10.	Home Depot	2.2%

†	Percentages based on total investments. Top ten holdings do not included short-term investments.

Schedule of Investments

Shares		Value (000)
COMMON STOCK — 96.5%
Consumer Discretionary — 9.7%
20,000	Comcast Cl A	$1,203
2,720	Garmin	119
10,400	Hanesbrands	346
10,240	Home Depot	1,138
7,675	Macy’s	518
4,090	McDonald’s	389
8,270	Time Warner	723
3,870	TJX	256
5,960	VF	416

		5,108

June 30, 2015	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Consumer Staples — 12.6%
17,350	Altria Group	$849
2,375	Anheuser-Busch InBev NV ADR	286
8,650	Coca-Cola Enterprises	376
8,875	CVS Health	931
11,630	General Mills	648
3,860	Kimberly-Clark	409
7,970	PepsiCo	744
13,300	Philip Morris International	1,066
10,950	Procter & Gamble	857
5,975	Wal-Mart Stores	424

		6,590

Energy — 8.7%
5,700	BP PLC ADR	228
5,310	Chevron	512
15,825	Exxon Mobil	1,317
13,510	Kinder Morgan	519
7,600	Occidental Petroleum	591
7,725	Royal Dutch Shell PLC ADR	440
8,050	Schlumberger	694
4,300	Valero Energy	269

		4,570

Financials — 18.6%
6,303	ACE	641
1,600	Alexandria Real Estate Equities ‡	140
1,210	AvalonBay Communities ‡	193
2,410	BlackRock	834
4,264	Chubb	405
5,958	CME Group	554
1,575	Crown Castle International ‡	127
7,280	Duke Realty ‡	135
610	Essex Property Trust ‡	130
23,134	JPMorgan Chase	1,568
13,083	Marsh & McLennan	742
6,215	Northern Trust	475
6,389	PNC Financial Services Group	611
3,102	Public Storage ‡	572
1,815	Simon Property Group ‡	314
4,260	T Rowe Price Group	331
12,900	US Bancorp	560
25,859	Wells Fargo	1,454

		9,786

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Health Care — 12.4%
3,645	Amgen	$559
9,720	Bristol-Myers Squibb	647
6,470	Gilead Sciences	757
14,425	Johnson & Johnson	1,406
8,837	Medtronic PLC	655
23,200	Merck	1,321
34,650	Pfizer	1,162

		6,507

Industrials — 12.3%
3,570	Boeing	495
4,480	Dover	314
3,710	General Dynamics	526
25,070	General Electric	666
9,725	Honeywell International	992
3,400	Illinois Tool Works	312
3,580	Lockheed Martin	665
3,575	Parker Hannifin	416
3,705	Union Pacific	354
5,900	United Parcel Service Cl B	572
7,170	United Technologies	795
8,100	Waste Management	375

		6,482

Information Technology — 13.0%
10,385	Activision Blizzard	252
14,560	Apple	1,826
7,400	Automatic Data Processing	594
1,040	Avago Technologies	138
26,200	Cisco Systems	719
14,195	EMC	375
16,645	Intel	506
3,020	Microchip Technology	143
40,150	Microsoft	1,773
10,000	Texas Instruments	515

		6,841

Materials — 2.7%
3,580	Eastman Chemical	293
1,875	LyondellBasell Industries NV Cl A	194

June 30, 2015	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

(continued)

Shares		Value (000)
Materials — (continued)
2,300	Sherwin-Williams	$632
6,850	Sonoco Products	294

		1,413

Telecommunication Services — 2.2%
24,200	Verizon Communications	1,128

Utilities — 4.3%
5,500	American Electric Power	291
9,550	CMS Energy	304
4,225	Dominion Resources	283
6,250	Eversource Energy	284
3,125	NextEra Energy	306
4,990	PG&E	245
2,600	Sempra Energy	257
6,175	WEC Energy Group	278

		2,248

TOTAL COMMON STOCK (Cost $37,685)		50,673

EXCHANGE TRADED FUND — 0.6%
1,500	SPDR S&P 500 ETF Trust, Ser 1 (Cost $312)	309

PREFERRED STOCK — 0.5%
Financials — 0.5%
13,395	Fifth Third Bancorp, 8.50% (Cost $236)	279

SHORT-TERM INVESTMENT (A) — 2.3%
1,235,455	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $1,235)	1,235

TOTAL INVESTMENTS (Cost $39,468) — 99.9%		$52,496

Percentages are based on Net Assets of $52,523 (000).

‡	Real Estate Investment Trust

(A)	The rate shown is the 7-day effective yield as of June 30, 2015.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

Bishop Street Funds

Dividend Value Fund	(unaudited)

Schedule of Investments

(concluded)

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	U.S. Treasury Bond	4.500%	08/15/39	2.3%

2.	International Business Machines	8.375%	11/01/19	1.7%

3.	FHLB	3.750%	12/14/18	1.6%

4.	FHLB	5.125%	03/10/17	1.6%

5.	Little Blue Valley Sewer District	6.200%	09/01/30	1.6%

6.	MetLife	6.817%	08/15/18	1.6%

7.	Halliburton	6.150%	09/15/19	1.6%

8.	New York City Water & Sewer System	6.124%	06/15/42	1.5%

9.	FHLB	4.125%	03/13/20	1.5%

10.	U.S. Treasury Bond	4.375%	05/15/41	1.5%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
CORPORATE OBLIGATIONS — 58.7%
Banks — 4.7%
	Bank of Oklahoma
$500	0.964%, 05/15/17 (A)	$494
	Barclays Bank PLC
500	6.750%, 05/22/19	580
	Citigroup
520	6.000%, 08/15/17	566
	Goldman Sachs Group MTN
500	7.500%, 02/15/19	587
	JPMorgan Chase
450	3.150%, 07/05/16	459

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Banks — (continued)
	MUFG Americas Holdings
$250	2.250%, 02/10/20	$247
	US Bancorp MTN
500	3.000%, 03/15/22	504

		3,437

Consumer Discretionary — 8.6%
	Amazon.com
350	4.800%, 12/05/34	348
	Anheuser-Busch InBev Finance
425	1.250%, 01/17/18	424
	Anheuser-Busch InBev Worldwide
350	7.750%, 01/15/19	415
	AutoZone
250	4.000%, 11/15/20	266
	Comcast
550	3.600%, 03/01/24	556
	DIRECTV Holdings LLC
275	3.800%, 03/15/22	276
	Dollar General
500	1.875%, 04/15/18	498
	Ford Motor Credit LLC
500	2.375%, 03/12/19	498
	George Washington University
225	4.363%, 09/15/43	216
	Home Depot
700	5.875%, 12/16/36	842
	Johnson Controls
500	4.250%, 03/01/21	528
	McDonald’s MTN
575	2.200%, 05/26/20	569
350	1.875%, 05/29/19	349
	Target
525	2.300%, 06/26/19	532

		6,317

Consumer Staples — 4.5%
	Campbell Soup
500	4.250%, 04/15/21	538
	Coca-Cola
200	2.450%, 11/01/20	203
	Colgate-Palmolive MTN
500	1.950%, 02/01/23	472

June 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Consumer Staples — (continued)
	ConAgra Foods
$250	1.900%, 01/25/18	$246
	Genentech
700	4.750%, 07/15/15	701
	Hershey
250	2.625%, 05/01/23	245
	Teva Pharmaceutical Finance BV
500	2.400%, 11/10/16	508
	Walgreens Boots Alliance
400	3.300%, 11/18/21	397

		3,310

Energy — 7.2%
	BP Capital Markets PLC
265	3.814%, 02/10/24	270
	Devon Energy
400	6.300%, 01/15/19	452
	Halliburton
1,000	6.150%, 09/15/19	1,151
	Hess
400	8.125%, 02/15/19	473
	Kinder Morgan Energy Partners
500	9.000%, 02/01/19	601
	Murphy Oil
500	2.500%, 12/01/17	499
	Occidental Petroleum
375	2.700%, 02/15/23	363
	ONEOK Partners
500	3.200%, 09/15/18	511
	Schlumberger Investment SA
400	3.650%, 12/01/23	413
	Valero Energy
500	6.625%, 06/15/37	565

		5,298

Financials — 12.7%
	American International Group
350	2.300%, 07/16/19	349
	Aon
500	3.125%, 05/27/16	510
	Bank of America MTN
750	2.600%, 01/15/19	758

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Financials — (continued)
	Bank of New York Mellon MTN
$500	4.150%, 02/01/21	$541
	Branch Banking & Trust
400	1.000%, 04/03/17	399
	General Electric Capital MTN
600	1.286%, 03/15/23 (A)	603
	Lincoln National
500	8.750%, 07/01/19	613
	MetLife
1,000	6.817%, 08/15/18	1,151
	Morgan Stanley MTN
550	5.750%, 10/18/16	581
500	0.725%, 10/18/16(A)	499
	Principal Financial Group
500	8.875%, 05/15/19	616
	Prudential Financial MTN
320	7.375%, 06/15/19	380
	Royal Bank of Canada MTN
650	2.150%, 03/06/20	647
	State Street
425	4.956%, 03/15/18	457
	Toyota Motor Credit MTN
500	1.375%, 01/10/18	500
	Ventas Realty
415	2.700%, 04/01/20 ‡	414
	Wells Fargo
300	2.150%, 01/15/19	302

		9,320

Health Care — 6.5%
	AbbVie
550	2.900%, 11/06/22	533
	Amgen
350	5.700%, 02/01/19	391
520	2.200%, 05/22/19	519
	AstraZeneca PLC
1,000	5.900%, 09/15/17	1,098
	Becton Dickinson and
500	3.125%, 11/08/21	496
	Gilead Sciences
875	3.050%, 12/01/16	900
	Merck Sharp & Dohme
750	5.000%, 06/30/19	835

		4,772

June 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Industrials — 2.1%
	Caterpillar
$500	7.900%, 12/15/18	$601
	Emerson Electric
500	2.625%, 02/15/23	488
	Raytheon
475	2.500%, 12/15/22	464

		1,553

Information Technology — 6.2%
	Apple
725	2.850%, 05/06/21	736
	EMC
250	1.875%, 06/01/18	250
	Ingram Micro
170	5.000%, 08/10/22	178
	Intel
550	3.300%, 10/01/21	574
	International Business Machines
1,000	8.375%, 11/01/19	1,258
	Microsoft
500	3.625%, 12/15/23	520
	Symantec
500	4.200%, 09/15/20	519
	Texas Instruments
500	1.000%, 05/01/18	494

		4,529

Materials — 3.2%
	BHP Billiton Finance
350	5.250%, 12/15/15	358
	Mosaic
500	5.625%, 11/15/43	533
10	3.750%, 11/15/21	10
	Praxair
500	2.200%, 08/15/22	476
	Rio Tinto Finance USA PLC
750	9.000%, 05/01/19	936

		2,313

Telecommunication Services — 1.0%
	AT&T
305	5.500%, 02/01/18	333

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Telecommunication Services — (continued)
	Verizon Communications
$375	2.625%, 02/21/20	$374

		707

Transportation — 1.5%
	Burlington Northern Santa Fe LLC
625	4.450%, 03/15/43	606
	Continental Airlines
429	9.000%, 07/08/16	458

		1,064

Utilities — 0.5%
	CenterPoint Energy
350	5.950%, 02/01/17	376

TOTAL CORPORATE OBLIGATIONS (Cost $41,918)		42,996

U.S. TREASURY OBLIGATIONS — 17.2%
	U.S. Treasury Bond
700	7.250%, 05/15/16	742
800	6.000%, 02/15/26	1,075
500	5.375%, 02/15/31	672
700	4.750%, 02/15/37	907
1,350	4.500%, 08/15/39	1,690
895	4.375%, 05/15/41	1,106
335	3.750%, 08/15/41	376
1,000	3.625%, 08/15/43	1,100
1,000	2.875%, 05/15/43	953
	U.S. Treasury Note
275	3.750%, 11/15/18	299
350	3.625%, 02/15/21	384
625	3.125%, 10/31/16	647
500	3.125%, 01/31/17	520
600	2.875%, 03/31/18	632
405	2.625%, 04/30/16	413
750	2.375%, 07/31/17	776
325	1.375%, 02/28/19	326

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,966)		12,618

June 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 9.8%
	Atlantic City Board of Education, GO
$350	6.800%, 08/15/28	$379
	California State, GO
560	6.509%, 04/01/39	653
	Houston, Independent School District, GO
250	6.125%, 02/15/28	275
	Hudson County, Improvement Authority, RB, AGM Insured
575	7.400%, 12/01/25	686
	Little Blue Valley Sewer District
1,000	6.200%, 09/01/30	1,173
	Maryland State, Transportation Authority, RB
500	5.788%, 07/01/29	592
	Missouri Joint Municipal Electric Utility Commission
560	7.597%, 01/01/32	682
	Napa Valley Unified School District, GO
225	6.507%, 08/01/43	291
	New York City Water & Sewer System
1,000	6.124%, 06/15/42	1,112
	New York, New York, GO
300	6.268%, 03/01/31	341
	Port of Vancouver, Washington, Ser B
500	3.614%, 12/01/28	490
	San Antonio, Texas Water System Revenue
250	5.502%, 05/15/29	292
	St. Louis, Missouri School District, Qualified School Construction Boards, GO
200	4.700%, 04/01/28	213

TOTAL MUNICIPAL BONDS (Cost $7,234)		7,179

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
	FHLB
1,100	5.125%, 03/10/17	1,182
475	4.750%, 03/10/23	553
1,000	4.125%, 03/13/20	1,110
1,100	3.750%, 12/14/18	1,194
	FHLMC
875	8.250%, 06/01/16	938
	FHLMC MTN
550	1.250%, 12/29/17	551

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,344)		5,528

Bishop Street Funds

High Grade Income Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 3.8%
	FHLMC, Ser E01488
$124	5.000%, 10/01/18	$129
	FHLMC, Ser G12710
147	5.500%, 07/01/22	152
	FNMA, Ser 2003-33, Cl AB
161	3.750%, 03/25/33	164
	FNMA, Ser 2003-58, Cl D
80	3.500%, 07/25/33	82
	FNMA, Ser 2013-92, Cl MT
98	4.000%, 07/25/41	104
	FNMA, Ser 889958
67	5.000%, 10/01/23	73
	GNMA, Ser 2011-112, Cl JP
465	2.000%, 02/20/40	468
	GNMA, Ser 2012-101, Cl KL
1,000	2.000%, 09/20/41	921
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	651
	GNMA, Ser 2013-109, Cl GA
6	3.500%, 07/16/43	6

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost$2,792)		2,750

NON-AGENCY MORTGAGE-BACKED OBLIGATION (A) — 1.1%
	GSR Mortgage Loan Trust, Ser 2004-4, Cl 3A2
837	1.980%, 04/25/32 (Cost $759)	789

SHORT-TERM INVESTMENT (B) — 1.1%
801,699	Dreyfus Cash Management Fund, Institutional Shares, 0.040% (Cost $802)	802

TOTAL INVESTMENTS (Cost $70,815) — 99.2%		$72,662

Percentages are based on Net Assets of $73,277 (000).

‡	Real Estate Investment Trust

(A)	Floating Rate Security — The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2015. The maturity date shown is the final maturity date.

(B)	The rate shown is the 7-day effective yield as of June 30, 2015.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

June 30, 2015	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

(concluded)

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

LLC — Limited Liability Corporation

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Top Ten Holdings (Unaudited)†

		Coupon Rate	Maturity Date	Percentage of Investments

1.	Hawaii Department of Budget & Finance State, Sub-Ser	6.500%	07/01/39	3.1%

2.	Hawaii State, Department of Transportation Arpts Div Lease Revenue, Department of Transportation, AMT	5.000%	08/01/27	2.7%

3.	Hawaii Airports System Revenue State, Airport System Authority, Ser A	5.250%	07/01/27	1.9%

4.	Hawaii State Highway Fund State, Ser A	5.000%	01/01/31	1.6%

5.	Hawaii State, Ser EO	5.000%	08/01/34	1.6%

6.	Hawaii Airports System Revenue State, Airport System Authority, AMT	5.000%	07/01/24	1.5%

7.	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, AGM Insured	6.500%	07/01/33	1.5%

8.	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, AGM Insured	5.000%	11/01/31	1.4%

9.	University of Hawaii, Ser A, NATL Insured	4.500%	07/15/23	1.4%

10.	Hawaii State, Ser EA	5.000%	12/01/22	1.3%

†	Percentages based on total investments. Top ten holdings do not include short-term investments.

Schedule of Investments

Face Amount (000)		Value (000)
MUNICIPAL BONDS — 98.7%
Alabama — 0.2%
	Huntsville, Electric System Revenue, RB
$225	5.250%, 12/01/29	$266

June 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Alaska — 0.8%
	Alaska Municipal Bond Bank Authority, Ser 3, RB, Bond Bank Moral Obligation Insured
$1,000	5.000%, 09/01/22	$1,176

Arkansas — 0.4%
	Little Rock, Sewer Revenue, RB
500	5.000%, 08/01/20	580

California — 2.0%
	California State, GO
420	5.000%, 11/01/32	479
170	4.500%, 03/01/21	192
150	4.500%, 08/01/30	157
	Sonoma County, Junior College District, GO
1,000	5.000%, 08/01/27	1,174
	University of California, Ser AF, RB
1,000	5.000%, 05/15/36	1,123

		3,125

Florida — 0.7%
	Jacksonville, Sales Tax Revenue, Ser A
1,000	5.000%, 10/01/29	1,126

Georgia — 0.4%
	Atlanta, Water & Wastewater Revenue, Ser A, NATL Insured
450	5.500%, 11/01/27	551

Hawaii — 82.9%
	Hawaii Airports System Revenue State, Airport System Authority, RB, AGM Insured
1,000	5.250%, 07/01/27	1,161
	Hawaii Airports System Revenue State, Airport System Authority, Ser A, RB
375	5.250%, 07/01/21	438
250	5.250%, 07/01/23	292
2,500	5.250%, 07/01/27	2,890
900	5.250%, 07/01/30	1,025
	Hawaii Airports System Revenue State, Airport System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,246
1,000	4.125%, 07/01/24	1,070
1,000	3.000%, 07/01/17	1,038

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii Airports System Revenue State, Department of Transportation, COP, AMT
$1,525	5.000%, 08/01/21	$1,751
	Hawaii Airports System Revenue State, Ser A
1,000	5.250%, 07/01/28	1,153
	Hawaii Airports System Revenue State, COP, AMT
1,000	5.250%, 08/01/25	1,151
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	584
1,000	5.000%, 07/15/22	1,111
250	5.000%, 09/01/22	298
500	4.000%, 03/01/22	541
	Hawaii County, Ser A, GO, AMBAC Insured
1,000	5.000%, 07/15/15	1,002
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	238
	Hawaii Department of Budget & Finance State
325	5.125%, 07/01/31	363
	Hawaii Department of Budget & Finance State, Ser A
1,775	5.000%, 07/01/35	1,977
850	4.000%, 07/01/18	921
	Hawaii Department of Budget & Finance State, Sub-Ser, RB
4,050	6.500%, 07/01/39	4,638
	Hawaii Department of Hawaiian Home Lands State
100	4.250%, 04/01/16	103
	Hawaii State Highway Fund State, Highway Authority, RB
500	5.750%, 01/01/28	572
605	5.500%, 07/01/18	683
1,000	5.500%, 01/01/25	1,138
	Hawaii State Highway Fund State, Highway Authority, RB, BHAC Insured
550	4.750%, 01/01/22	610
	Hawaii State Highway Fund State, Highway Authority, Ser A, RB
700	5.000%, 01/01/31	784
	Hawaii State Highway Fund State, Highway Authority, Ser B, RB, AGM Insured
1,250	5.250%, 07/01/18	1,402
1,600	5.250%, 07/01/19	1,844
	Hawaii State Highway Fund State, Ser A, RB
700	5.000%, 01/01/23	837
1,600	5.000%, 01/01/30	1,853
2,100	5.000%, 01/01/31	2,421
1,500	5.000%, 01/01/33	1,717
1,200	5.000%, 01/01/34	1,370

June 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB
$1,000	5.000%, 01/01/26	$1,011
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	505
1,000	4.625%, 07/01/21	1,126
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser B, RB
225	5.000%, 07/01/18	250
55	3.000%, 07/01/19	58
	Hawaii State, Department of Budget & Finance, RB
300	3.600%, 11/15/20	303
300	3.350%, 11/15/19	303
	Hawaii State, Department of Hawaiian Home Lands, Kapolei Office Facilities, Ser A, COP, AGM Insured
2,000	5.000%, 11/01/31	2,100
110	4.250%, 11/01/26	114
	Hawaii State, Department of Transportation Arpts Div Lease Revenue, Department of Transportation, COP, AMT
3,675	5.000%, 08/01/27	4,084
	Hawaii State, Harbor System Revenue, Ser A, RB
100	5.000%, 07/01/25	113
1,125	4.250%, 07/01/21	1,238
	Hawaii State, Harbor System Revenue, Ser B, RB, AMT, AGM Insured
500	5.000%, 01/01/23	501
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	211
115	3.750%, 04/01/21	121
180	3.500%, 04/01/20	189
115	3.000%, 04/01/18	118
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,240
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA Insured
490	3.450%, 01/01/22	506
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	999
	Hawaii State, Ser DF, GO, AMBAC Insured
90	5.000%, 07/01/15, Pre-Refunded @ 100 (A)	90

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser DI, GO, AGM Insured
$375	5.000%, 03/01/16 , Pre-Refunded @ 100 (A)	$387
	Hawaii State, Ser DK, GO
230	5.000%, 05/01/18, Pre-Refunded @ 100 (A)	256
195	5.000%, 05/01/18	217
675	5.000%, 05/01/25	745
855	5.000%, 05/01/27	940
	Hawaii State, Ser DN, GO
200	5.250%, 08/01/25	224
	Hawaii State, Ser DO, GO
850	5.000%, 08/01/17	924
	Hawaii State, Ser DQ, GO
100	5.000%, 06/01/21	114
	Hawaii State, Ser DR, GO
1,095	5.000%, 06/01/17	1,184
1,000	5.000%, 06/01/19	1,142
735	4.250%, 06/01/19	819
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	311
225	4.500%, 11/01/19	255
	Hawaii State, Ser DY, GO
825	5.000%, 02/01/19	935
1,000	5.000%, 02/01/20	1,156
125	4.000%, 02/01/20	139
	Hawaii State, Ser DZ, GO
1,025	5.000%, 12/01/17	1,125
960	5.000%, 12/01/23	1,134
120	5.000%, 12/01/26	140
250	5.000%, 12/01/28	291
250	5.000%, 12/01/30	289
1,000	5.000%, 12/01/31	1,152
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,110
1,700	5.000%, 12/01/22	2,011
	Hawaii State, Ser EF, GO
1,275	5.000%, 11/01/22	1,522
300	5.000%, 11/01/23	357
	Hawaii State, Ser EH, GO
1,000	5.000%, 08/01/18	1,119
300	5.000%, 08/01/20	350
200	5.000%, 08/01/24	239
500	5.000%, 08/01/32	572
	Hawaii State, Ser EO, GO
2,075	5.000%, 08/01/34	2,378

June 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser EO, GO
$1,000	5.000%, 08/01/33	$1,149
	Hawaii State, Ser EP
275	5.000%, 08/01/25	330
	Hawaii State, Ser EP, GO
150	5.000%, 08/01/20	175
1,000	5.000%, 08/01/22	1,190
	Honolulu City & County, Board of Water Supply, Ser A
875	5.000%, 07/01/23	1,032
100	5.000%, 07/01/30	116
	Honolulu City & County, Board of Water Supply, Ser A, RB
525	5.000%, 07/01/31	604
	Honolulu City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
50	5.000%, 07/01/16	52
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,204
100	4.000%, 07/01/18	108
400	3.000%, 07/01/17	418
	Honolulu Hawaii City & County, Board of Water Supply, Ser B, RB, AMT, NATL Insured
2,000	5.250%, 07/01/16, Pre-Refunded @ 100 (A)	2,092
325	5.000%, 07/01/15	325
	Honolulu Hawaii City & County, Ser A
775	5.000%, 10/01/19	892
1,000	5.000%, 10/01/27	1,194
1,250	5.000%, 10/01/35	1,443
275	3.750%, 04/01/18	296
	Honolulu Hawaii City & County, Ser A, GO
1,100	5.250%, 04/01/19 , Pre-Refunded @ 100 (A)	1,262
275	5.250%, 08/01/31	323
1,000	5.000%, 04/01/19 , Pre-Refunded @ 100 (A)	1,138
680	5.000%, 11/01/21	804
500	5.000%, 11/01/22	596
1,000	4.250%, 08/01/32	1,063
700	4.000%, 11/01/19	778
325	4.000%, 08/01/22	358
500	4.000%, 11/01/37	510
	Honolulu Hawaii City & County, Ser A, GO, AGM Insured
1,060	5.000%, 07/01/17, Pre-Refunded @ 100 (A)	1,148
	Honolulu Hawaii City & County, Ser B
200	5.000%, 11/01/24	237

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser B, GO
$300	5.000%, 12/01/16	$319
250	5.000%, 12/01/18	282
375	5.000%, 08/01/21	443
350	5.000%, 08/01/22	411
	Honolulu Hawaii City & County, Ser B, GO, AGM Insured
515	5.250%, 07/01/16	539
	Honolulu Hawaii City & County, Ser C, GO
200	4.750%, 09/01/18	223
	Honolulu Hawaii City & County, Ser D, GO
1,000	5.250%, 09/01/22	1,159
200	5.250%, 09/01/23	232
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
635	5.000%, 07/01/20	725
1,000	5.000%, 07/01/25	1,166
100	5.000%, 07/01/31	112
1,000	5.000%, 07/01/38	1,117
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
500	4.000%, 07/01/21	562
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Junior A-1, RB, NATL Insured
815	5.000%, 07/01/22	851
	Honolulu Hawaii City & County, Wastewater System Authority, Ser Senior A, RB, NATL Insured
1,650	5.000%, 07/01/31	1,717
	Honolulu Hawaii City & County, Wastewater System Authority, Waipahu Towers Project, Ser A, RB, AMT, GNMA Insured
165	6.900%, 06/20/35	165
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	295
150	5.000%, 08/01/23	177
250	4.000%, 08/01/24	274
250	3.250%, 08/01/23	261
	Kauai County, Ser A, GO, NATL Insured
3,195	5.000%, 08/01/15, Pre-Refunded @ 100 (A)	3,205
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	289
150	5.000%, 06/01/21	176
	Maui County, GO, NATL Insured
205	5.000%, 03/01/24	206

June 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Maui County, Ser A, GO
$1,000	5.000%, 07/01/19	$1,082
	Maui County, Ser A, GO, AGM Insured
1,000	3.500%, 07/01/16	1,031
	Maui County, Ser A, GO, NATL Insured
1,000	4.750%, 07/01/16 , Pre-Refunded @ 100 (A)	1,043
	Maui County, Ser B, GO
375	4.000%, 06/01/16	387
500	4.000%, 06/01/21	550
	Maui County, Ser B, GO, NATL Insured
500	5.000%, 07/01/16	523
	University of Hawaii, College Improvements Project, Ser A, RB, AGC Insured
1,100	5.000%, 10/01/23	1,159
	University of Hawaii, College Improvements Project, Ser A, RB, NATL Insured
200	5.000%, 07/15/19	209
150	5.000%, 07/15/22	157
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/38	118
	University of Hawaii, Ser A, RB, NATL Insured
975	5.000%, 07/15/21	1,019
2,000	4.500%, 07/15/23	2,076
	University of Hawaii, Ser A-2, RB
1,030	4.000%, 10/01/18	1,118

		127,570

Indiana — 0.0%
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA Insured
75	4.100%, 06/01/27	78

Maine — 0.5%
	Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
750	5.250%, 07/01/31	839

Maryland — 0.8%
	Baltimore, Water & Sewer Revenue, Ser B, RB
500	5.000%, 07/01/27	584
	Maryland State, GO
575	5.000%, 03/01/22	661

		1,245

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Massachusetts — 0.5%
	Massachusetts Bay, Transportation Authority, Ser A, RB
$600	5.250%, 07/01/29	$747

Nebraska — 0.1%
	Omaha, GO
100	5.250%, 10/15/19	113

New Jersey — 0.3%
	New Jersey Transportation Trust Fund Authority, Ser A, RB
500	5.500%, 06/15/41	522

New York — 2.9%
	Metropolitan Transportation Authority, Ser A, RB
1,000	4.000%, 11/15/20	1,114
	New York City Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,115
	New York New York, Ser D
350	5.000%, 08/01/21	409
	New York State, Dormitory Authority, Ser A
875	5.000%, 03/15/31	1,006
	New York, New York, Ser H, GO
500	5.000%, 08/01/20	579
	New York, New York, Ser J, GO
275	5.000%, 08/01/33	312

		4,535

Ohio — 1.0%
	Akron, Income Tax Revenue, RB
1,000	5.000%, 12/01/33	1,120
	Ohio State, Ser B, GO
300	5.000%, 08/01/22	358

		1,478

Oklahoma — 0.1%
	Oklahoma City Water Utilities Trust, RB
125	5.000%, 07/01/40	137

Oregon — 0.2%
	Oregon State, Facilities Authority, Providence Health Services, RB
225	5.000%, 10/01/19	258

Tennessee — 0.6%
	Memphis, Ser A
750	5.000%, 04/01/26	893

June 30, 2015	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(continued)

Face Amount (000)		Value (000)
Texas — 2.5%
	Arlington Higher Education Finance, RB
$750	5.000%, 08/15/27	$865
	Central Texas Turnpike System, Ser B
1,000	5.000%, 08/15/37	1,095
	Midland County, Fresh Water Supply District No. 1, Ser A, RB
1,000	5.00%, 09/15/37 (B)	356
	North East Independent School District, GO
275	5.250%, 02/01/28	345
	Port of Houston Authority, Ser D-1, GO
1,000	5.000%, 10/01/35	1,155

		3,816

Utah — 0.1%
	Central Utah Water Conservancy District, Ser B, GO
200	5.250%, 04/01/23	235

Washington — 1.7%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	866
	Snohomish County, School District No. 306 Lakewood, GO
1,000	5.000%, 12/01/26	1,183
	Washington State, Ser R-2015, GO
450	5.000%, 07/01/20	525

		2,574

TOTAL MUNICIPAL BONDS (Cost $148,714)		151,864

SHORT-TERM INVESTMENT (C) — 0.1%
131,273	Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.000% (Cost $131)	131

TOTAL INVESTMENTS (Cost $148,845) — 98.8%		$151,995

Percentages are based on Net Assets of $153,777 (000).

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(C)	The rate reported is the 7-day effective yield as of June 30, 2015.

AGC — American Guarantee Corporation

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Company

Bishop Street Funds

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

(concluded)

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corporation

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Corporation

GNMA — Government National Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

Cost figures are shown in thousands.

The accompanying notes are an integral part of the financial statements.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Assets and Liabilities (000)

June 30, 2015

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Assets:
Investments, at Cost	$37,887	$39,468	$70,815

Investments, at Value	$44,688	$52,496	$72,662
Receivable for Investment Securities Sold	812	550	—
Dividends and Interest Receivable	11	99	725
Receivable for Fund Shares Sold	7	4	1
Reclaim Receivable	—	8	1
Due from Shareholder Servicing Agent	—	—	—
Due from Administrator	—	—	—
Prepaid Expenses	4	1	6

Total Assets	45,522	53,158	73,395

Liabilities:
Payable to Custodian	350	—	—
Payable for Investment Securities Purchased	348	569	—
Advisory Fees Payable	28	28	20
Administrative Fees Payable	5	5	7
Shareholder Servicing Fees Payable	4	4	6
Chief Compliance Officer Fees Payable	1	1	1
Income Distribution Payable	—	—	47
Other Accrued Expenses Payable	30	28	37

Total Liabilities	766	635	118

Net Assets	$44,756	$52,523	$73,277

Paid-in Capital	$34,610	$44,316	$71,020
Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	(202)	—	(1)
Accumulated Net Realized Gain (Loss) on Investments	3,547	(4,821)	411
Net Unrealized Appreciation on Investments	6,801	13,028	1,847

Net Assets	$44,756	$52,523	$73,277

Class I Shares:
Net Assets	$44,756	$52,523	$73,277
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,891	3,940	7,400
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$15.48	$13.33	$9.90

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statement of Assets and Liabilities (000)

June 30, 2015

	Hawaii Municipal Bond Fund
Assets:
Investments, at Cost	$148,845

Investments, at Value	$151,995
Dividends and Interest Receivable	2,538
Receivable for Investment Securities Sold	557
Receivable for Fund Shares Sold	217
Due from Shareholder Servicing Agent	—
Due from Administrator	—
Prepaid Expenses	8

Total Assets	155,315

Liabilities:
Payable for Investment Securities Purchased	1,147
Income Distribution Payable	261
Advisory Fees Payable	24
Shareholder Servicing Fees Payable	12
Administrative Fees Payable	9
Chief Compliance Officer Fees Payable	2
Payable for Fund Shares Redeemed	1
Trustees Fees Payable	1
Other Accrued Expenses Payable	81

Total Liabilities	1,538

Net Assets	$153,777

Paid-in Capital	$149,830
Undistributed Net Investment Income	19
Accumulated Net Realized Gain on Investments	778
Net Unrealized Appreciation on Investments	3,150

Net Assets	$153,777

Class I Shares:
Net Assets	$131,537
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,238
Net Asset Value, Offering and Redemption Price Per Share — Class I (Net Assets / Shares Outstanding)	$10.75

Class A Shares:
Net Assets	$22,240
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	2,070
Net Asset Value and Redemption Price Per Share — Class A (Net Assets / Shares Outstanding)	$10.75	*

Maximum Offering Price Per Shares — Class A ($10.75/ 97.00%)	$11.08

Amounts designated as “—” are either $0 or have been rounded to $0.

*	Net Assets divided by shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2015

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund
Investment Income:
Dividend Income	$70	$760	$—
Dividends from Investment Companies	—	3	—
Interest Income	—	—	1,156
Less: Foreign Taxes Withheld	(4)	(10)	—

Total Investment Income	66	753	1,156

Expenses:
Investment Adviser Fees	171	203	205
Shareholder Servicing Fees	58	68	93
Administrative Fees	46	55	74
Chief Compliance Officer Fees	1	1	2
Transfer Agent Fees	20	21	24
Audit Fees	6	8	10
Printing Fees	6	7	10
Legal Fees	4	5	7
Trustees’ Fees	3	3	4
Registration Fees	2	1	8
Custody Fees	2	2	3
Pricing Fees	—	—	5
Miscellaneous Expenses	2	2	2

Total Expenses	321	376	447

Less Waivers:
Shareholder Servicing Fees	(35)	(41)	(56)
Administrative Fees	(18)	(22)	(30)
Investment Adviser Fees	—	(26)	(78)

Total Waivers	(53)	(89)	(164)

Total Net Expenses	268	287	283

Net Investment Income (Loss)	(202)	466	873

Net Realized Gain on Investments	3,165	2,882	322
Net Change in Unrealized Appreciation (Depreciation) on Investments	652	(3,990)	(1,396)

Net Realized and Unrealized Gain (Loss) on Investments	3,817	(1,108)	(1,074)

Increase (Decrease) in Net Assets Resulting from Operations	$3,615	$(642)	$(201)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds	(unaudited)

Statements of Operations (000)

For the six-month period ended June 30, 2015

Hawaii Municipal Bond Fund
Investment Income:
Interest Income	$2,475

Total Investment Income	2,475

Expenses:
Investment Adviser Fees	268
Shareholder Servicing Fees	192
Administrative Fees	153
Distribution Fees, Class A	28
Chief Compliance Officer Fees	4
Transfer Agent Fees	46
Audit Fees	21
Printing Fees	20
Legal Fees	13
Pricing Fees	12
Trustees’ Fees	9
Registration Fees	5
Custody Fees	4
Miscellaneous Expenses	5

Total Expenses	780

Less Waivers:
Investment Adviser Fees	(116)
Shareholder Servicing Fees	(115)
Administrative Fees	(100)

Total Waivers	(331)

Total Net Expenses	449

Net Investment Income	2,026

Net Realized Gain on Investments	710
Net Change in Unrealized (Depreciation) on Investments	(2,571)

Net Realized and Unrealized Loss on Investments	(1,861)

Increase in Net Assets Resulting from Operations	$165

The accompanying notes are an integral part of the financial statements.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30 (unaudited) and the year ended December 31, 2014

	Strategic Growth Fund		Dividend Value Fund
	2015	2014	2015	2014
Investment Activities from Operations:
Net Investment Income (Loss)	$(202)	$(438)	$466	$1,292
Net Realized Gain on Investments	3,165	4,990	2,882	8,108
Net Change in Unrealized Appreciation (Depreciation) on Investments	652	(846)	(3,990)	(2,978)

Increase (Decrease) in Net Assets Resulting from Operations	3,615	3,706	(642)	6,422

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	—	—	(466)	(1,298)
Capital Gains:
Class I Shares	—	(4,859)	—	—

Total Dividends and Distributions to Shareholders	—	(4,859)	(466)	(1,298)

Capital Share Transactions:
Proceeds from Shares Issued	288	5,067	63	1,238
Reinvestments of Cash Distributions	—	3,677	315	897
Cost of Shares Redeemed	(9,388)	(14,348)	(2,412)	(13,054)

Net Decrease in Net Assets from Capital Share Transactions	(9,100)	(5,604)	(2,034)	(10,919)

Total Decrease in Net Assets	(5,485)	(6,757)	(3,142)	(5,795)

Net Assets:
Beginning of Period	50,241	56,998	55,665	61,460

End of Period	$44,756	$50,241	$52,523	$55,665

Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(202)	$—	$—	$—

Share Transactions:
Shares Issued	20	339	5	99
Shares Issued in Lieu of Cash Distributions	—	250	23	70
Shares Redeemed	(647)	(986)	(177)	(1,025)

Net Decrease in Shares Outstanding from Share Transactions	(627)	(397)	(149)	(856)

Amounts designated as “—” are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Bishop Street Funds

Bishop Street Funds

Statements of Changes in Net Assets (000)

For the six-month period ended June 30 (unaudited) and the year ended December 31, 2014

	High Grade Income Fund		Hawaii Municipal Bond Fund
	2015	2014	2015	2014
Investment Activities from Operations:
Net Investment Income	$873	$1,737	$2,026	$3,995
Net Realized Gain on Investments	322	498	710	1,128
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,396)	1,911	(2,571)	4,107

Increase (Decrease) in Net Assets Resulting from Operations	(201)	4,146	165	9,230

Dividends and Distributions to Shareholders:
Net Investment Income:
Class I Shares	(874)	(1,739)	(1,754)	(3,436)
Class A Shares	—	—	(268)	(551)
Capital Gains:
Class I Shares	—	(423)	—	(198)
Class A Shares	—	—	—	(33)

Total Dividends and Distributions to Shareholders	(874)	(2,162)	(2,022)	(4,218)

Capital Share Transactions:
Class I Shares:
Proceeds from Shares Issued	1,972	5,020	5,791	15,402
Reinvestments of Cash Distributions	589	1,447	281	612
Cost of Shares Redeemed	(2,851)	(7,816)	(5,490)	(13,999)

Total Class I Capital Share Transactions	(290)	(1,349)	582	2,015

Class A Shares:
Proceeds from Shares Issued	—	—	975	899
Reinvestments of Cash Distributions	—	—	206	446
Cost of Shares Redeemed	—	—	(993)	(4,156)

Total Class A Capital Share Transactions	—	—	188	(2,811)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(290)	(1,349)	770	(796)

Total Increase (Decrease) in Net Assets	(1,365)	635	(1,087)	4,216

Net Assets:
Beginning of Period	74,642	74,007	154,864	150,648

End of Period	$73,277	$74,642	$153,777	$154,864

Distributions in Excess of Net Investment Income	$(1)	$—	$19	$15

Share Transactions:
Class I Shares:
Shares Issued	195	503	533	1,427
Shares Issued in Lieu of Cash Distributions	58	144	26	57
Shares Redeemed	(283)	(783)	(505)	(1,302)

Total Class I Transactions	(30)	(136)	54	182

Class A Shares:
Shares Issued	—	—	90	83
Shares Issued in Lieu of Cash Distributions	—	—	19	41
Shares Redeemed	—	—	(92)	(387)

Total Class A Transactions	—	—	17	(263)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30)	(136)	71	(81)

Amounts designated as “—” are either $0 or zero shares, or have been rounded to $0 or zero shares.

The accompanying notes are an integral part of the financial statements.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six month period ended June 30,2015 (unaudited) and the year ended December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

STRATEGIC GROWTH FUND
Class I Shares:
2015	$14.28	$(0.07)	$1.27	$1.20	$—	$—	$—
2014	14.56	(0.12)	1.30	1.18	—	(1.46)	(1.46)
2013	13.56	(0.04)	4.59	4.55	—	(3.55)	(3.55)
2012	12.24	0.03	1.32 ††	1.35	(0.03)	—	(0.03)
2011	12.65	(0.01)	(0.40)	(0.41)	—	—	—
2010	10.64	(0.01)	2.02	2.01	—	—	—
DIVIDEND VALUE FUND
Class I Shares:
2015	$13.62	$0.12	$(0.29)	$(0.17)	$(0.12)	$—	$(0.12)
2014	12.43	0.29	1.20	1.49	(0.30)	—	(0.30)
2013	9.83	0.21	2.61	2.82	(0.22)	—	(0.22)
2012	9.05	0.21	0.79	1.00	(0.22)	—	(0.22)
2011	8.68	0.19	0.37	0.56	(0.19)‡	—	(0.19)
2010	7.83	0.16	0.85	1.01	(0.16)‡	—	(0.16)
HIGH GRADE INCOME FUND
Class I Shares:
2015	$10.05	$0.12	$(0.15)	$(0.03)	$(0.12)	$—	$(0.12)
2014	9.78	0.23	0.33	0.56	(0.23)	(0.06)	(0.29)
2013	10.51	0.22	(0.50)	(0.28)	(0.22)	(0.23)	(0.45)
2012	10.44	0.26	0.26	0.52	(0.26)	(0.19)	(0.45)
2011	10.42	0.35	0.36	0.71	(0.34)	(0.35)	(0.69)
2010	10.65	0.41	0.18	0.59	(0.40)	(0.42)	(0.82)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.
††	Includes payment by affiliate of $0.03 per share. If payments by affiliates were not made, total return would have been decreased by 0.27%. (See Note 5)
‡	Includes return of capital of less than $0.01.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$15.48	8.40%	$44,756	1.16	%*	1.39	%*	(0.88)%*	28%
14.28	7.94	50,241	1.15		1.38		(0.83)	44
14.56	35.03	56,998	1.17		1.40		(0.26)	130
13.56	11.05 ††	46,644	1.17		1.40		0.21	68
12.24	(3.24)	50,413	1.16		1.39		(0.12)	53
12.65	18.89	50,054	1.14		1.37		(0.12)	53

$13.33	(1.28)%	$52,523	1.05	%*	1.38	%*	1.70%*	16%
13.62	12.08	55,665	1.05		1.37		2.27	21
12.43	28.84	61,460	1.05		1.38		1.87	13
9.83	11.07	57,137	1.05		1.38		2.19	17
9.05	6.53	58,686	1.05		1.38		2.16	11
8.68	13.07	53,864	1.05		1.47		1.98	84

$9.90	(0.34)%	$73,277	0.76	%*	1.20	%*	2.35%*	10%
10.05	5.77	74,642	0.76		1.20		2.32	28
9.78	(2.69)	74,007	0.76		1.21		2.18	35
10.51	5.05	85,771	0.76		1.20		2.47	39
10.44	6.94	93,106	0.76		1.17		3.31	52
10.42	5.63	103,885	0.76		1.16		3.79	39

The accompanying notes are an integral part of the financial statements.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds

Financial Highlights

For a share outstanding throughout the six month period ended June 30,2015 (unaudited) and the year ended

December 31,

		Investment Activities		Total Investment Activities from Operations	Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments		Net Investment Income	Capital Gains	Total Dividends and Distributions

HAWAII MUNICIPAL BOND FUND
Class I Shares:
2015	$10.88	$0.14	$(0.13)	$0.01	$(0.14)	$—	$(0.14)
2014	10.52	0.29	0.38	0.67	(0.29)	(0.02)	(0.31)
2013	11.13	0.29	(0.57)	(0.28)	(0.29)	(0.04)	(0.33)
2012	10.94	0.32	0.23	0.55	(0.32)	(0.04)	(0.36)
2011	10.41	0.36	0.53	0.89	(0.36)	—	(0.36)
2010	10.62	0.38	(0.20)	0.18	(0.38)	(0.01)	(0.39)
Class A Shares:
2015	$10.88	$0.13	$(0.13)	$—	$(0.13)	$—	$(0.13)
2014	10.52	0.26	0.38	0.64	(0.26)	(0.02)	(0.28)
2013	11.13	0.27	(0.57)	(0.30)	(0.27)	(0.04)	(0.31)
2012	10.94	0.29	0.23	0.52	(0.29)	(0.04)	(0.33)
2011	10.41	0.33	0.53	0.86	(0.33)	—	(0.33)
2010	10.62	0.35	(0.20)	0.15	(0.35)	(0.01)	(0.36)

(1)	Per share net investment income calculated using average shares.
*	Annualized.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

Amounts designated as “—” are either $0 or have been rounded to $0.

Bishop Street Funds

Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investments Income to Average Net Assets		Portfolio Turnover Rate

$10.75	0.12%	$131,537	0.55	%*	0.98	%*	2.67	%*	14%
10.88	6.36	132,540	0.55		0.99		2.66		27
10.52	(2.47)	126,289	0.55		1.01		2.72		29
11.13	5.06	134,179	0.55		0.99		2.86		23
10.94	8.72	130,345	0.55		0.97		3.41		32
10.41	1.70	132,392	0.55		0.97		3.54		35

$10.75	—	$22,240	0.80	%*	1.23	%*	2.42	%*	14%
10.88	6.10	22,324	0.80		1.24		2.41		27
10.52	(2.72)	24,359	0.80		1.26		2.47		29
11.13	4.80	25,660	0.80		1.24		2.61		23
10.94	8.45	23,381	0.80		1.22		3.16		32
10.41	1.44	28,160	0.80		1.22		3.29		35

The accompanying notes are an integral part of the financial statements.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Notes to Financial Statements

June 30, 2015

The amounts included in the Notes to Financial Statements are in thousands unless otherwise noted.

1.	ORGANIZATION

The Bishop Street Funds (the “Trust”) are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of four funds (each a Fund, collectively the “Funds”) which includes the Strategic Growth Fund, Dividend Value Fund, High Grade Income Fund, and the Hawaii Municipal Bond Fund. Each Fund is diversified, with the exception of Hawaii Municipal Bond Fund, which is non-diversified. Class A Shares of the Hawaii Municipal Bond Fund are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates in the Preparation of Financial Statements

The Trust is an investment company in conformity with U.S. generally accepted accounting principles (U.S. GAAP). Therefore, the Trust follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation

The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such

Bishop Street Funds

(unaudited)

methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of June 30, 2015, all investments in the Strategic Growth Fund and the Dividend Value Fund investments were considered Level 1. There were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended June 30, 2015, there were no Level 3 investments.

The following is a summary of the inputs used as of June 30, 2015 in valuing the following Fund’s investments carried at value.

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$42,996	$—	$42,996
U.S. Treasury Obligations	—	12,618	—	12,618
Municipal Bonds	—	7,179	—	7,179
U.S. Government Agency Obligations	—	5,528	—	5,528
U.S. Government Mortgage-Backed Obligations	—	2,750	—	2,750
Non-Agency Mortgage-Backed Obligation	—	789	—	789
Short-Term Investment	802	—	—	802

Total Investments in Securities	$802	$71,860	$—	$72,662

Hawaii Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$151,864	$—	$151,864
Short-Term Investment	131	—	—	131

Total Investments in Securities	$131	$151,864	$—	$151,995

For the six-month period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended June 30, 2015, there have been no significant changes to the Funds’ fair value methodologies. For the six-month period ended June 30, 2015 there were no Level 3 investments.

Bishop Street Funds

(unaudited)

Federal Income Taxes

It is each Fund’s intention to continue to qualify as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than- not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Security Transactions and Investment Income

Security transactions are accounted for on trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Interest income is recorded on the accrual basis from settlement date and dividend income is recorded on ex-dividend date.

Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income. The High Grade Income and Hawaii Municipal Bond Funds use the effective interest method.

Classes

Class-specific expenses are borne by the applicable class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets. Distribution fees are the only class-specific expense.

Expenses

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to each of the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders

The Strategic Growth and Dividend Value Funds declare and pay dividends from net investment income, if available, on a quarterly basis. Dividends from net investment income are declared daily and paid on a monthly basis for the High Grade Income and

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Hawaii Municipal Bond. Any net realized capital gains will be distributed at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.

Front-End Sales Commission

Front-end sales commissions (the “sales charges”) are not recorded as expenses of the Hawaii Municipal Bond Fund. Sales charges are deducted from proceeds from the sales of Hawaii Municipal Bond Fund shares prior to investment in Class A shares.

Cash Overdraft Charges

Per the terms of the agreement with MUFG Union Bank, N.A. the custodian of the Funds (the “Custodian”), if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of the Prime Rate plus 4.00%. Cash overdraft charges are included in miscellaneous expenses on the Statements of Operations. For the six-month period ended June 30, 2015, there were no cash overdraft charges.

3.	INVESTMENT ADVISORY AGREEMENT

Investment advisory services are provided to the Funds by Bishop Street Capital Management (the “Adviser”), a registered adviser and wholly owned subsidiary of First Hawaiian Bank. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Strategic Growth and the Dividend Value Funds, 0.55% of the average daily net assets of the High Grade Income Fund, and 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund. The Adviser has contractually agreed to waive a portion of its advisory fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, excluded expenses)) to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets through April 30, 2016. The contractual expense limitations are as follows:

Strategic Growth Fund, Class I Shares	1.25%
Dividend Value Fund, Class I Shares	1.05%
High Grade Income Fund, Class I Shares	0.76%
Hawaii Municipal Bond Fund, Class I Shares	0.55%
Hawaii Municipal Bond Fund, Class A Shares	0.80%

These fees and waivers are labeled on the Statement of Operations as “Investment Adviser Fees/Waivers.”

If at any point it becomes unnecessary for the Adviser, Administrator, or Shareholder agent to reduce fees and make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses

Bishop Street Funds

(unaudited)

and contractual expense limitations to recapture all or a portion of its prior expense reductions or reimbursements made during the preceding three year period during which this agreement was in place. During the six-month period ended June 30, 2015, the Adviser did not recapture any previously waived fees.

As of June 30, 2015, fees which were previously waived by the Investment Manager which may be subject to possible future reimbursement up to the expense cap in place at the time the expense were waived to the Adviser were as follows:

Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund	Total	Expires
$62	$193	$250	$505	12/31/2015
56	179	282	517	12/31/2016
53	160	237	450	12/31/2017
26	78	116	220	12/31/2018

Columbia Management Investment Advisers, LLC (“Columbia”) serves as the investment sub-adviser for the Strategic Growth Fund and the Dividend Value Fund, pursuant to a sub-adviser agreement. Columbia is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate based on the average daily net assets of the Strategic Growth Fund and the Dividend Value Fund, under the following fee schedule: 0.360% on the first $75 million; 0.350% on the next $75 million; 0.325% on the next $100 million; 0.300% on the next $250 million; and 0.250% on assets over $500 million.

4.	ADMINISTRATIVE, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION SERVICES

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending the number of share classes and the on the average daily net assets of the Funds. The Administrator has voluntarily agreed to waive its administrative fee to 0.12% of each of the Funds’ average daily net assets excluding the Hawaii municipal Bond Fund which is waived to 0.07% of its average daily net assets. For the six-month period ended June 30, 2015, the Funds were charged as follows for these services: $46 in the Strategic Growth Fund, $55 in the Dividend Value Fund, $74 in the High Grade Income Fund and $153 in the Hawaii Municipal Bond Fund. For the six-month period ended June 30, 2015, the Funds waived as follows for these services: $18 in the Strategic Growth Fund, $22 in the Dividend Value Fund, $30 in the High Grade Income Fund and $100 in the Hawaii Municipal Bond Fund. These fees and waivers are labeled as “Administrative Fees/Waivers” on the Statement of Operations.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

MUFG Union Bank, N.A. acts as custodian for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. These fees are labeled on the Statement of Operations as “Custody Fees.”

DST Systems, Inc. (“DST”) acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust. These fees are disclosed on the Statement of Operations as “Transfer Agent Fees.”

SEI Investments Distribution Co. (“SIDCO”), the “Distributer” a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s Distributor pursuant to the distribution agreement. The Funds have adopted a Distribution Plan (the “Plan”) on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. SIDCO, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund’s Class A Shares. This fee is disclosed as “Distribution Fees, Class A” on the Statement of Operations.

The Trust has adopted and entered into a shareholder service plan and agreement with SIDCO. Each Fund pays to SIDCO a shareholder servicing fee not to exceed an annual rate of 0.25% of the average daily net asset value of all shares of each fund, which is computed daily and paid monthly. Under the shareholder service plan, SIDCO may perform, or may compensate other service providers for performing various shareholder and administrative services. SIDCO may also retain as profit any difference between the fee it receives and amount it pays to third parties. For the period, SIDCO paid the entire amount of fees received under the shareholder service plan to First Hawaiian Bank, the Parent Company of Bishop Street Capital Management, for shareholder services performed for the Funds. SIDCO has voluntarily agreed to waive 0.15% of its shareholder servicing fee to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. These fees and waivers are represented as “Shareholder Servicing Fees/Waivers” on the Statement of Operations.

5.	TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SIDCO. Such officers are paid no fees by the Trust other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers and service providers as required by SEC regulations.

Bishop Street Funds

(unaudited)

The CCO’s services and expenses have been approved by and are reviewed by the Board. These fees are disclosed on the Statement of Operations as “Chief Compliance Officer Fees.”

6.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, other than short-term investments, for the six-month period ended June 30, 2015 are presented below for the Funds.

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Purchases
U.S. Government Securities	$—	$—	$1,846	$—
Other	12,608	8,397	5,456	23,983
Sales and Maturities
U.S. Government Securities	$—	$—	$847	$—
Other	21,598	10,362	6,675	21,108

7.	FEDERAL TAX INFORMATION

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income/(loss), paid-in capital or accumulated net realized gain/(loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended December 31, 2014 and 2013 were as follows:

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
Strategic Growth Fund
2014	$2,358	$—	$2,501	$4,859
2013	745	—	10,938	11,683
Dividend Value Fund
2014	$1,298	$—	$—	$1,298
2013	1,091	—	—	1,091

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

	Ordinary Income	Tax Exempt Income	Long Term Capital Gain	Total
High Grade Income Fund
2014	$1,762	$—	$400	$2,162
2013	1,746	—	1,725	3,471
Hawaii Municipal Bond Fund
2014	$—	$3,987	$231	$4,218
2013	4	4,217	631	4,852

As of December 31, 2014, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Undistributed Tax Exempt Income	$—	$—	$—	$4
Undistributed Long-Term Capital Gain Income	633	—	89	70
Capital Loss Carryforwards	—	(7,703)	—	—
Post October Losses	(194)	—	—	—
Unrealized Appreciation	6,092	17,018	3,243	5,729
Other Temporary Differences	—	—	—	1

Total Distributable Earnings	$6,531	$9,315	$3,332	$5,804

Post-October losses represent losses realized on investment transactions from November 1, 2014 through December 31, 2014 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains as follows:

Dividend Value Fund
Dec. 2017	$5,865
Dec. 2018	1,838

Total	$7,703

During the period ended December 31, 2014, the Dividend Value Fund utilized capital loss carryforwards of $8,095.

Bishop Street Funds

(unaudited)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the fiscal year ending December 31, 2014, the Hawaii Municipal Bond Fund fully utilized unlimited capital loss carryforwards $260 to offset realized capital gains, and there were no Capital loss carryforwards that were not subject to expiration.

The aggregate gross unrealized appreciation and depreciation of securities held by the Strategic Growth, Dividend Value, High Grade Income, and Hawaii Municipal Bond Funds for Federal income tax purposes at June 30, 2015 were as follows:

	Strategic Growth Fund	Dividend Value Fund	High Grade Income Fund	Hawaii Municipal Bond Fund
Federal Tax Cost	$37,887	$39,468	$70,815	$148,827

Gross Unrealized Appreciation	7,615	13,528	2,445	3,961
Gross Unrealized Depreciation	(814)	(500)	(598)	(793)

Net Unrealized Appreciation	$6,801	$13,028	$1,847	$3,168

8.	RISKS

The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers’ ability to meet their obligations may be affected by economic developments in that state. In addition, each Fund’s investments in debt securities are subject to “credit risk,” which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality debt securities generally are subject to less credit risk than funds that invest in lower quality debt securities.

Certain debt securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The following table provides detail on the approximate percentage of each fund’s investments in securities with these types of enhancements, as well as the name of the entity providing the largest proportion of enhancements in the Fund.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Hawaii Municipal Bond Fund
% of investments in securities with credit enhancements or liquidity enhancements	23.99%
Largest % of investments in securities with credit enhancements or liquidity enhancements from a single institution	9.50% (National Public Finance Guarentee Corporation)

The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to the general prevailing interest rates at that time.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	LINE OF CREDIT

The Funds, which are not jointly liable, entered into an agreement which enables them to participate in a $5 million unsecured committed revolving line of credit on a first come, first served basis, with MUFG Union Bank, N.A. (the “Bank”). The proceeds from the borrowings shall be used to finance the Funds’ short term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on their borrowings during the period at the Bank current reference rate minus 1%.

For the six-month period ended June 30, 2015, the Funds had the following borrowings under the line of credit:

Fund	Average Borrowings (000)	Borrowing Costs (000)		Number of Days outstanding	Weighted Average Interest Rate
Strategic Growth Fund	$2	Less than $	1	3	2.25%

Bishop Street Funds

(unaudited)

10.	OTHER

At June 30, 2015, the percentage of total shares outstanding held by shareholders for each Fund, which comprised omnibus accounts that were held on behalf of several individual shareholders, was as follows:

	Number of Shareholders	% of Outstanding Shares
Strategic Growth Fund, Class I Shares	2	97.04%
Dividend Value Fund, Class I Shares	2	98.12
High Grade Income Fund, Class I Shares	3	92.05
Hawaii Municipal Bond Fund, Class A Shares	1	64.52
Hawaii Municipal Bond Fund, Class I Shares	1	5.10

11.	SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Disclosure of Fund Expenses

All mutual funds have operating expenses. As a shareholder of a mutual fund you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, which include (among others) costs for portfolio management, administrative services, distribution and service (12b-1), shareholder service fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2015 to June 30, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Bishop Street Funds

(unaudited)

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Strategic Growth Fund — Class I

Actual Fund Return	$1,000.00	$1,084.00	1.16%	$6.00
Hypothetical 5% Return	1,000.00	1,019.03	1.16	5.82

Dividend Value Fund — Class I

Actual Fund Return	$1,000.00	$987.20	1.05%	$5.17
Hypothetical 5% Return	1,000.00	1,019.59	1.05	5.26

High Grade Income Fund — Class I

Actual Fund Return	$1,000.00	$996.06	0.76%	$3.76
Hypothetical 5% Return	1,000.00	1,021.03	0.76	3.81

Hawaii Municipal Bond Fund — Class I

Actual Fund Return	$1,000.00	$1,001.20	0.55%	$2.73
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76

Hawaii Municipal Bond Fund — Class A

Actual Fund Return	$1,000.00	$969.70	0.80%	$3.91
Hypothetical 5% Return	1,000.00	1,020.83	0.80	4.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

Approval of Investment Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Bishop Street Funds (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 9, 2015 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement between Bishop Street Capital Management (the “Adviser”) and the Trust, on behalf of the Bishop Street Hawaii Municipal Bond Fund, Bishop Street High Grade Income Fund, Bishop Street Strategic Growth Fund, and Bishop Street Dividend Value Fund; and

•

the sub-advisory agreement between the Adviser and Columbia Management Investment Advisers, LLC (the “Sub-Adviser”) on behalf of the Bishop Street Strategic Growth Fund and Bishop Street Dividend Value Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations;

Bishop Street Funds

(unaudited)

(ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser and the Sub-Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were provided to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

June 30, 2015	www.bishopstreetfunds.com

Bishop Street Funds	(unaudited)

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreements were last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Bishop Street Strategic Growth Fund and Bishop Street Dividend Value Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Bishop Street Strategic

Bishop Street Funds

(unaudited)

Growth Fund and Bishop Street Dividend Value Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected arms-length negotiations between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

June 30, 2015	www.bishopstreetfunds.com

INVESTMENT ADVISER

BISHOP STREET CAPITAL MANAGEMENT

HONOLULU, HI 96813

ADMINISTRATOR

SEI INVESTMENTS GLOBAL FUNDS SERVICES

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.

ONE FREEDOM VALLEY DRIVE

OAKS, PA 19456

TRANSFER AGENT

DST SYSTEMS, INC.

KANSAS CITY, MO 64121

CUSTODIAN

MUFG UNION BANK, N.A.

SAN FRANCISCO, CA 94101

LEGAL COUNSEL

MORGAN, LEWIS & BOCKIUS LLP

PHILADELPHIA, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

PHILADELPHIA, PA 19103

FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565 OR YOUR INVESTMENT SPECIALIST VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

BISHOP STREET FUNDS P.O. BOX 219721 KANSAS CITY, MO 64121-9721

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS’ SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE BISHOP STREET FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION CO., WHICH IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK, BANK OF THE WEST OR BANCWEST CORPORATION. BANCWEST CORPORATION IS A WHOLLY-OWNED SUBSIDIARY OF BNP PARIBAS.

BSF-SA-004-2100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie
President

Date: September 3, 2015

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 3, 2015